Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current Assets
Cash and cash equivalents	$ 13,675,918	$ 10,360,462
Accounts receivable, less accumulated allowances for doubtful accounts of $360,000 and $536,000 in 2014 and 2013, respectively	6,681,964	8,700,982
Gas in storage, at average cost (Notes 1 and 16)	7,125,499	5,481,313
Materials and supplies, at average cost	574,699	561,270
Prepayments	3,491,257	1,987,855
Total current assets	32,274,260	31,014,726
Property, Plant and Equipment	229,367,319	223,545,925
Less - Accumulated provision for depreciation	(93,551,799)	(88,429,625)
Net property, plant and equipment	135,815,520	135,116,300
Other Assets
Cash surrender value of life insurance (face amount of $948,000 and $945,000 in 2014 and 2013, respectively)	402,147	334,425
Prepaid Pension (Note 6)	3,291,974	2,679,864
Regulatory assets (Note 1)	13,198,199	13,770,011
Unamortized debt expense (Notes 1 and 10)	90,304	97,104
Other non-current assets	952,757	917,585
Total other assets	17,935,381	17,798,989
Total assets	186,025,161	183,930,015
Current Liabilities
Accounts payable	6,706,021	7,417,789
Current portion of long-term debt (Note 10)	1,500,000	1,500,000
Accrued taxes	1,553,670	1,433,666
Customers' deposits	593,010	646,375
Accrued interest on debt	120,712	132,560
Accrued vacation	752,905	730,867
Deferred income taxes	39,718	1,339,287
Other liabilities	591,606	435,064
Total current liabilities	11,857,642	13,635,608
Long-Term Debt (Note 10)	53,500,000	55,000,000
Total liabilities	111,296,809	113,924,600
Shareholders' Equity
Common shares ($1.00 par value), 20,000,000 shares authorized; 6,942,758 and 6,864,253 shares outstanding at June 30, 2014 and June 30, 2013, respectively	6,942,758	6,864,253
Premium on common shares	47,182,338	45,523,123
Retained earnings	20,603,256	17,618,039
Total shareholders' equity	74,728,352	70,005,415
Long-Term Liabilities
Deferred income taxes	40,537,879	39,623,563
Investment tax credits	24,600	40,600
Regulatory liabilities (Note 1)	1,165,260	1,252,629
Asset retirement obligations (Note 4)	3,260,721	3,547,441
Other long-term liabilities	950,707	824,759
Total long-term liabilities	45,939,167	45,288,992
Total liabilities and shareholders' equity	$ 186,025,161	$ 183,930,015